Earnings per Share (Details Narrative) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested restricted stock units	1,549,825	928,908	1,246,096